UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2002
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             The Mersereau Company dba Carderock Capital
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Gail Yano
Title:                 Compliance Officer
Phone:                 301-951-5288 x104
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        July 25, 2002
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      95
Form 13F Information Table Value Total:      $89,882

List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      355     2890 SH       SOLE                                       2890
Abbott Laboratories            COM              002824100     1674    44467 SH       SOLE                                      44467
Adobe Systems Inc              COM              00724F101      225     7900 SH       SOLE                                       7900
Albertson's Inc                COM              013104104     1148    37680 SH       SOLE                                      37680
Alltel                         COM              020039103      341     7262 SH       SOLE                                       7262
Amer Intl Group                COM              026874107     1562    22895 SH       SOLE                                      22895
American Pwr Convsn            COM              029066107      810    64100 SH       SOLE                                      64100
Apollo Group A                 COM              037604105      266     6736 SH       SOLE                                       6736
Automatic Data Proc            COM              053015103     1247    28625 SH       SOLE                                      28625
Autozone Inc                   COM              053332102      337     4355 SH       SOLE                                       4355
Avery Dennison Corp            COM              053611109     1606    25600 SH       SOLE                                      25600
BB&T Corp                      COM              054937107      460    11925 SH       SOLE                                      11925
BP PLC Spons Adr               COM              055622104      892    17665 SH       SOLE                                      17665
Baldor Electric                COM              057741100      487    19340 SH       SOLE                                      19340
Bank One Corp                  COM              06423A103      252     6550 SH       SOLE                                       6550
BankAmerica Corp               COM              060505104      296     4207 SH       SOLE                                       4207
Bed Bath & Beyond              COM              075896100     2262    59940 SH       SOLE                                      59940
Bemis Co                       COM              081437105      883    18600 SH       SOLE                                      18600
Bristol-Myers Co               COM              110122108      304    11845 SH       SOLE                                      11845
Cambrex Corp                   COM              132011107     1334    33275 SH       SOLE                                      33275
Cardinal Health Inc            COM              14149Y108     2155    35098 SH       SOLE                                      35098
Catalina Marketing Corp        COM              148867104      442    15680 SH       SOLE                                      15680
Cintas Corp                    COM              172908105     2130    43100 SH       SOLE                                      43100
Coca Cola Co                   COM              191216100      331     5908 SH       SOLE                                       5908
Columbia Bancorp               COM              197227101      370    15674 SH       SOLE                                      15674
Concord EFS                    COM              206197105     1576    52297 SH       SOLE                                      52297
Cousins Properties             COM              222795106      514    20768 SH       SOLE                                      20768
Dover Corp                     COM              260003108     2349    67125 SH       SOLE                                      67125
Duke Energy Co                 COM              264399106      524    16835 SH       SOLE                                      16835
Emerson Electric Co            COM              291011104     1703    31825 SH       SOLE                                      31825
Equity Office                  COM              294741103      229     7600 SH       SOLE                                       7600
Expeditors Intl Wash           COM              302130109     1718    51815 SH       SOLE                                      51815
Exxon Mobil Corp               COM              30231G102     1613    39417 SH       SOLE                                      39417
Fair Isaac & Co.               COM              303250104     1168    35534 SH       SOLE                                      35534
Fastenal Co                    COM              311900104      835    21680 SH       SOLE                                      21680
Fedl Natl Mtg Assoc            COM              313586109     1125    15256 SH       SOLE                                      15256
Fifth Third Bank               COM              316773100     1428    21428 SH       SOLE                                      21428
Fiserv Inc.                    COM              337738108     1075    29281 SH       SOLE                                      29281
Gannett Co                     COM              364730101      693     9135 SH       SOLE                                       9135
General Electric Co            COM              369604103     1275    43902 SH       SOLE                                      43902
Golden West Finl               COM              381317106      265     3850 SH       SOLE                                       3850
Grainger (WW) Inc              COM              384802104     1064    21235 SH       SOLE                                      21235
Health Mgmt Assoc              COM              421933102      925    45925 SH       SOLE                                      45925
Home Depot                     COM              437076102     1258    34254 SH       SOLE                                      34254
Idexx Labs                     COM              45168D104      233     9025 SH       SOLE                                       9025
Illinois Tool Works            COM              452308109     2274    33290 SH       SOLE                                      33290
Interpublic Group              COM              460690100      604    24383 SH       SOLE                                      24383
Jefferson-Pilot                COM              475070108      594    12630 SH       SOLE                                      12630
Johnson & Johnson              COM              478160104     1866    35715 SH       SOLE                                      35715
Kimberly Clark                 COM              494368103      768    12395 SH       SOLE                                      12395
Kimco Realty Corp              COM              49446R109     1152    34394 SH       SOLE                                      34394
Lifestream Tech                COM              53219K101       79    87825 SH       SOLE                                      87825
Linear Technology Corp         COM              535678106      727    23120 SH       SOLE                                      23120
Lowes Cos Inc                  COM              548661107      260     5725 SH       SOLE                                       5725
MBNA Corp                      COM              55262l100      237     7175 SH       SOLE                                       7175
Marsh & McLennan               COM              571748102      763     7895 SH       SOLE                                       7895
McCormick & Co                 COM              579780206     1882    73090 SH       SOLE                                      73090
Merck & Co                     COM              589331107     1458    28790 SH       SOLE                                      28790
Microchip Technology           COM              595017104      246     8953 SH       SOLE                                       8953
Microsoft Corp                 COM              594918104     1435    26230 SH       SOLE                                      26230
Minerals Tech                  COM              603158106      492     9975 SH       SOLE                                       9975
Molex Inc                      COM              608554101      573    17090 SH       SOLE                                      17090
Molex Inc Cl A                 COM              608554200      734    26759 SH       SOLE                                      26759
OM Group                       COM              670872100     1634    26360 SH       SOLE                                      26360
Omnicom Group                  COM              681919106      371     8105 SH       SOLE                                       8105
Patterson Dental               COM              703412106     1165    23140 SH       SOLE                                      23140
Paychex Inc                    COM              704326107      986    31513 SH       SOLE                                      31513
Pfizer Inc                     COM              717081103      532    15200 SH       SOLE                                      15200
Procter & Gamble Co            COM              742718109     2016    22572 SH       SOLE                                      22572
Prologis Tr                    COM              743410102      328    12625 SH       SOLE                                      12625
RPM Inc                        COM              749685103      541    35475 SH       SOLE                                      35475
Royal Dutch Petrol             COM              780257804      481     8710 SH       SOLE                                       8710
SBC Communications             COM              78387G103      349    11458 SH       SOLE                                      11458
Schlumberger Ltd               COM              806857108      515    11075 SH       SOLE                                      11075
Shell Transpt & Trdg           COM              822703609      695    15445 SH       SOLE                                      15445
Sigma-Aldrich Corp             COM              826552101     1978    39435 SH       SOLE                                      39435
Staples Inc                    COM              855030102      809    41050 SH       SOLE                                      41050
Starbucks Corp                 COM              855244109      870    35000 SH       SOLE                                      35000
Stryker Corp                   COM              863667101     1668    31181 SH       SOLE                                      31181
SunTrust Banks Inc             COM              867914103     1495    22078 SH       SOLE                                      22078
Sysco Corp                     COM              871829107     1940    71260 SH       SOLE                                      71260
Teleflex Inc                   COM              879369106     2595    45400 SH       SOLE                                      45400
Total Fina SA                  COM              89151E109      541     6685 SH       SOLE                                       6685
Valspar                        COM              920355104     2078    46035 SH       SOLE                                      46035
WGL Holdings Inc.              COM              92924f106      339    13105 SH       SOLE                                      13105
Wal-Mart Stores                COM              931142103     1528    27769 SH       SOLE                                      27769
Walgreen                       COM              931422109     1738    44998 SH       SOLE                                      44998
Washington REIT                COM              939653101      351    12155 SH       SOLE                                      12155
Weingarten Rlty Inv            COM              948741103      447    12629 SH       SOLE                                      12629
Wrigley                        COM              982526105      794    14350 SH       SOLE                                      14350
Wyeth Com                      COM              983024100      448     8750 SH       SOLE                                       8750
Dodge & Cox Stock                               256219106      255 2594.949 SH       SOLE                                   2594.949
Equity Inv Fd Ser B                             29471T352       13 15889.000SH       SOLE                                  15889.000
Vngrd Windsor                                   922018106      163 12001.479SH       SOLE                                  12001.479
Vngrd Windsor II                                               333 13839.492SH       SOLE                                  13839.492